Deferred tax	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax
17. Deferred tax
The Group’s deferred tax assets and liabilities are measured at the end of each period in accordance with IAS 12 Income Taxes. The recognition of deferred tax assets is determined by reference to the Group’s estimate of recoverability, using models where appropriate to forecast future taxable profits.
Deferred tax assets have only been recognised for territories where the Group considers that it is probable that all or a portion of the deferred tax assets will be realised. The main factors that we consider include:
–     the future earnings potential determined through the use of internal forecasts;
–     the cumulative losses in recent years;
–     the various jurisdictions in which the potential deferred tax assets arise;
–     the history of losses carried forward and other tax assets expiring;
–     the timing of future reversal of taxable temporary differences;
–     the expiry period associated with the deferred tax assets; and
–     the nature of the income that can be used to realise the deferred tax asset.
If it is probable that some portion of these assets will not be realised, no asset is recognised in relation to that portion.
If market conditions improve and future results of operations exceed our current expectations, our existing recognised deferred tax assets may be adjusted, resulting in future tax benefits. Alternatively, if market conditions deteriorate further or future results of operations are less than expected, future assessments may result in a determination that some or all of the deferred tax assets are not realisable. As a result, all or a portion of the deferred tax assets may need to be reversed.
Certain deferred tax assets and liabilities have been offset as they relate to the same tax group. The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2021	Offset 2021	As reported 2021	As reported 2020	Offset 2020	As reported 2020
	£m	£m	£m	£m	£m	£m
Deferred tax assets	565.0	(223.5)	341.5	477.5	(264.6)	212.9
Deferred tax liabilities	(536.0)	223.5	(312.5)	(568.7)	264.6	(304.1)
	29.0	—	29.0	(91.2)	—	(91.2)
The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2021 and 2020:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Property, plant and equipment	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2020	53.5	87.4	57.5	84.7	86.3	21.5	25.8	14.2	430.9
(Charge)/credit to income	(1.5)	30.3	(3.5)	(3.4)	5.9	0.4	31.9	(2.7)	57.4
Credit to other comprehensive income	—	—	7.4	—	—	—	—	—	7.4
Exchange differences and other movements	(2.5)	(8.2)	(3.5)	(0.4)	(1.9)	(0.5)	(1.3)	0.1	(18.2)
31 December 2020	49.5	109.5	57.9	80.9	90.3	21.4	56.4	11.6	477.5
Acquisition of subsidiaries	—	—	—	—	—	—	—	0.9	0.9
Credit/(charge) to income	58.2	0.3	1.2	(15.9)	19.7	9.9	9.1	(1.6)	80.9
Charge to other comprehensive income	—	—	(3.0)	—	—	—	—	—	(3.0)
Credit to equity	—	—	—	—	—	11.9	—	—	11.9
Exchange differences and other movements	0.8	(3.6)	(2.7)	3.0	0.5	0.3	(4.4)	2.9	(3.2)
31 December 2021	108.5	106.2	53.4	68.0	110.5	43.5	61.1	13.8	565.0
Other temporary differences comprise a number of items including tax deductible goodwill, none of which is individually significant to the Group’s consolidated balance sheet. At 31 December 2021 the balance related to temporary differences in relation to revenue adjustments, tax deductible goodwill, fair value adjustments and other temporary differences.
In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2021 and 2020:

	Brands and other intangibles	Associate earnings	Goodwill	Financial instruments	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2020	352.3	76.5	135.4	36.9	21.7	622.8
Acquisition of subsidiaries	1.5	—	—	—	—	1.5
(Credit)/charge to income	(22.3)	(16.7)	(7.8)	—	6.7	(40.1)
Exchange differences and other movements	(4.7)	(1.8)	(4.5)	(1.1)	(3.4)	(15.5)
31 December 2020	326.8	58.0	123.1	35.8	25.0	568.7
Acquisition of subsidiaries	22.5	—	—	—	—	22.5
(Credit)/charge to income	(19.5)	(21.4)	8.2	(35.5)	16.6	(51.6)
Exchange differences and other movements	(4.7)	0.2	1.9	(0.3)	(0.7)	(3.6)
31 December 2021	325.1	36.8	133.2	—	40.9	536.0
At the balance sheet date, the Group has gross tax losses and other temporary differences of £6,961.4 million (2020: £6,895.2 million) available for offset against future profits. Deferred tax assets have been recognised in respect of the tax benefit of £2,259.2 million (2020: £2,041.3 million) of such tax losses and other temporary differences. No deferred tax asset has been recognised in respect of the remaining £4,702.2 million (2020: £4,853.9 million) of losses and other temporary differences as the Group considers that there will not be enough taxable profits in the entities concerned such that any additional asset could be considered recoverable. Included in the total unrecognised temporary differences are losses of £63.8 million (2020: £65.4 million) that will expire within one to ten years, and £4,457.3 million (2020: £4,594.9 million) of losses that may be carried forward indefinitely.
At the balance sheet date, the aggregate amount of the temporary differences in relation to the investment in subsidiaries for which deferred tax liabilities have not been recognised was £1,385.3 million (2020: £1,655.3 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and the Group considers that it is probable that such differences will not reverse in the foreseeable future.